ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

7. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Accounts receivable-third parties	505	4,287	612
Allowance for credit losses for accounts receivable	(505)	(505)	(72)
Accounts receivable-third parties, net	—	3,782	540

Accounts receivable- related party	—	6,284	899

Accounts receivable - related party represents amounts due from Shanghai ZSHX, the 49% noncontrolling interest holder of the Group’s Shanghai joint venture, arising from online game revenue generated through the joint venture’s operations. Shanghai ZSHX became a related party of the Group in September 2025. As of December 31, 2025, accounts receivable - related party amounted to RMB 6.3 million (US$0.9 million). No allowance for credit losses has been recorded against accounts receivable - related party as the amounts are considered fully collectible. See Note 6 for further details on the Group’s JVA, Zhongxinshun, the consolidated subsidiary.